Other Assets - Premises and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Assets
Premises and equipment	$ 6,391	$ 6,230
Less: Accumulated depreciation	(5,755)	(5,300)
Total premises and equipment, net	636	930
Depreciation	$ 493	$ 722